Guarantor and Non-Guarantor Subsidiaries Financial Information - Additional Information (Detail)					3 Months Ended	12 Months Ended
	Apr. 30, 2019	Oct. 12, 2018	Oct. 09, 2018	Mar. 14, 2018	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Sep. 30, 2017
5.000% Senior Secured Notes due 2023 | Acquisition Corp.
Condensed Financial Statements, Captions [Line Items]
Interest rate					5.00%	5.00%
Due date of Senior Secured Notes					2023	2023
4.125% Senior Secured Notes due 2024
Condensed Financial Statements, Captions [Line Items]
Interest rate					4.125%	4.125%	4.125%	4.125%	4.125%
4.125% Senior Secured Notes due 2024 | Acquisition Corp.
Condensed Financial Statements, Captions [Line Items]
Interest rate		4.125%	4.125%		4.125%	4.125%
Due date of Senior Secured Notes		2024			2024	2024
4.875% Senior Secured Notes due 2024
Condensed Financial Statements, Captions [Line Items]
Interest rate					4.875%	4.875%	4.875%	4.875%	4.875%
4.875% Senior Secured Notes due 2024 | Acquisition Corp.
Condensed Financial Statements, Captions [Line Items]
Interest rate			4.875%		4.875%	4.875%
Due date of Senior Secured Notes			2024		2024	2024
3.625% Senior Secured Notes due 2026
Condensed Financial Statements, Captions [Line Items]
Interest rate					3.625%	3.625%	3.625%	3.625%	3.625%
3.625% Senior Secured Notes due 2026 | Acquisition Corp.
Condensed Financial Statements, Captions [Line Items]
Interest rate	3.625%		3.625%		3.625%	3.625%
Due date of Senior Secured Notes	2026		2026		2026	2026
5.500% Senior Notes due 2026
Condensed Financial Statements, Captions [Line Items]
Interest rate						5.50%		5.50%	5.50%
5.500% Senior Notes due 2026 | Acquisition Corp.
Condensed Financial Statements, Captions [Line Items]
Interest rate				5.50%	5.50%	5.50%
Due date of Senior Secured Notes				2026	2026	2026